Data from FCR's Financial Statemets (Details 4) $ in Millions	12 Months Ended
Dec. 31, 2017 CAD ($)
Stabilized Capitalization Rates (0.75)% [Member]
Condensed Financial Information [Line Items]
Resulting increase (decrease) in fair value of shopping centers	$ 1,406
(Decrease) increase in capitalization rate	(0.75%)
Stabilized Capitalization Rates (0.50)% [Member]
Condensed Financial Information [Line Items]
Resulting increase (decrease) in fair value of shopping centers	$ 891
(Decrease) increase in capitalization rate	(0.50%)
Stabilized Capitalization Rates (0.25)% [Member]
Condensed Financial Information [Line Items]
Resulting increase (decrease) in fair value of shopping centers	$ 426
(Decrease) increase in capitalization rate	(0.25%)
Stabilized Capitalization Rates 0.25% [Member]
Condensed Financial Information [Line Items]
Resulting increase (decrease) in fair value of shopping centers	$ (376)
(Decrease) increase in capitalization rate	0.25%
Stabilized Capitalization Rates 0.50% [Member]
Condensed Financial Information [Line Items]
Resulting increase (decrease) in fair value of shopping centers	$ (725)
(Decrease) increase in capitalization rate	0.50%
Stabilized Capitalization Rates 0.75% [Member]
Condensed Financial Information [Line Items]
Resulting increase (decrease) in fair value of shopping centers	$ (1,046)
(Decrease) increase in capitalization rate	0.75%